Operating expenses (Tables)	12 Months Ended
Sep. 30, 2021
Operating expenses
Schedule of operating expenses

Note 5. Operating expenses[1]

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Staff expenses
Employee remuneration, entitlements and on-costs	5,369	4,428	4,320	4,666	3,744
Superannuation expense[2]	475	413	378	409	351
Share-based payments	97	80	108	94	76
Restructuring costs	93	94	232	92	76
Total staff expenses	6,034	5,015	5,038	5,261	4,247
Occupancy expenses
Lease expense	164	148	658	138	123
Depreciation and impairment of property and equipment[3]	955	708	222	845	614
Other	107	160	143	95	145
Total occupancy expenses	1,226	1,016	1,023	1,078	882
Technology expenses
Amortisation and impairment of software assets[3]	1,240	970	719	1,171	896
Depreciation and impairment of IT equipment[3]	260	272	129	228	244
Technology services	820	698	810	764	569
Software maintenance and licences	531	398	371	463	343
Telecommunications	181	216	207	157	190
Data processing	96	89	83	96	88
Total technology expenses	3,128	2,643	2,319	2,879	2,330
Other expenses
Professional and processing services	1,410	1,374	1,060	1,236	1,184
Amortisation and impairment of intangible assets and deferred expenditure[3]	599	523	9	512	116
Postage and stationery	156	164	179	130	130
Advertising	220	217	245	172	172
Non-lending losses	234	1,443	58	174	1,428
Impairment of investments in subsidiaries	-	-	-	19	272
Other	304	344	175	454	11
Total other expenses	2,923	4,065	1,726	2,697	3,313
Total operating expenses	13,311	12,739	10,106	11,915	10,772

1.

Operating expenses included estimated costs associated with AUSTRAC proceedings of nil (2020: $1,478 million, 2019: nil) which included a provision for penalty of nil (2020: $1,300 million, 2019: nil) for the Group and the Parent Entity. They also included compliance, regulation and remediation costs of $359 million (2020: $317 million, 2019: $196 million) for the Group and $306 million (2020: $310 million) for the Parent Entity. Refer to Note 26 for further details.

2.	Superannuation expense includes both defined contribution and defined benefit expense. Further details of the Group’s defined benefit plans are in Note 33.
3.	Impairment expenses included:
●	$275 million (2020: $5 million, 2019: nil) for property and equipment for the Group, and $248 million (2020: $4 million) for the Parent Entity;
●	$485 million (2020: $171 million, 2019: $25 million) for computer software for the Group, and $475 million (2020: $165 million) for the Parent Entity;
●	$45 million (2020: $23 million, 2019: nil) for IT equipment for the Group, and $41 million (2020: $23 million) for the Parent Entity.
●	$571 million (2020: $518 million, 2019: nil) for goodwill and other intangible assets for the Group, and $487 million (2020: $116 million) for the Parent Entity.